Chapter 11 Reorganization - Narrative (Detail)			3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 21, 2017 USD ($) Member Director $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 21, 2017 USD ($) Member $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Chapter Eleven Reorganization [Line Item]
Liabilities subject to compromise	$ 0		$ 0
Professional fees	620,000
Total reorganization items	$ 620,000
Predecessor
Chapter Eleven Reorganization [Line Item]
Senior Notes and associated accrued interest		$ 1,267,410,000		$ 1,267,410,000		$ 1,267,410,000
Accounts payable and accrued liabilities		6,687,000		6,687,000		9,212,000
Accrued payroll and benefits payable		3,949,000		3,949,000		4,048,000
Revenue distribution payable		3,050,000		3,050,000		3,474,000
Liabilities subject to compromise		1,281,096,000		1,281,096,000		1,284,144,000
Professional fees				18,790,000		15,484,000
Claims for non-performance of executory contract						1,236,000
Total reorganization items				(988,727,000)	$ 0	$ 16,720,000	$ 0	$ 0
Predecessor | Midpoint
Chapter Eleven Reorganization [Line Item]
Reorganization plan, enterprise value of the post emergence		1,200,000,000		1,200,000,000
Minimum | Predecessor
Chapter Eleven Reorganization [Line Item]
Reorganization plan, enterprise value of the post emergence		$ 1,050,000,000		$ 1,050,000,000
Maximum
Chapter Eleven Reorganization [Line Item]
Fresh start voting share percentage of existing shareholders in emerging entity		50.00%		50.00%
Maximum | Predecessor
Chapter Eleven Reorganization [Line Item]
Reorganization plan, enterprise value of the post emergence		$ 1,350,000,000		$ 1,350,000,000
Fresh start voting share percentage of existing shareholders in emerging entity		50.00%		50.00%
Common Stock | Predecessor
Chapter Eleven Reorganization [Line Item]
Common stock shares issued | shares		45,000,000
Plan of Reorganization
Chapter Eleven Reorganization [Line Item]
Senior Notes and associated accrued interest		$ 1,267,410,000		$ 1,267,410,000
General unsecured claims		2,439,000		2,439,000
Professional fees		6,954,000
Segregated account for professional fees attributable to our advisors		$ 11,000,000		$ 11,000,000
Number of directors | Director		7
Number of non-employee members | Member		6		6
Plan of Reorganization | Midpoint
Chapter Eleven Reorganization [Line Item]
Reorganization plan, enterprise value of the post emergence		$ 1,200,000,000		$ 1,200,000,000
Plan of Reorganization | Predecessor
Chapter Eleven Reorganization [Line Item]
Senior Notes and associated accrued interest		1,267,410,000		1,267,410,000
General unsecured claims		2,981,000		2,981,000
Professional fees		6,953,000
Segregated account for professional fees attributable to our advisors		$ 11,000,000		11,000,000
Number of directors | Director		7
Number of members | Member		6
Plan of Reorganization | Minimum
Chapter Eleven Reorganization [Line Item]
Reorganization plan, enterprise value of the post emergence		$ 1,050,000,000		1,050,000,000
Plan of Reorganization | Maximum
Chapter Eleven Reorganization [Line Item]
Reorganization plan, enterprise value of the post emergence		1,350,000,000		1,350,000,000
Plan of Reorganization | Prior Credit Facility
Chapter Eleven Reorganization [Line Item]
Amount of repayments on prior credit facility		444,440,000
Plan of Reorganization | Existing Credit Facility | Predecessor
Chapter Eleven Reorganization [Line Item]
Amount of repayments on prior credit facility		444,440,000
Plan of Reorganization | New Revolver
Chapter Eleven Reorganization [Line Item]
New credit facility, opening balance		120,000,000		120,000,000
Plan of Reorganization | New Revolver | Predecessor
Chapter Eleven Reorganization [Line Item]
New credit facility, opening balance		120,000,000		120,000,000
Plan of Reorganization | New Term Loan
Chapter Eleven Reorganization [Line Item]
New credit facility, opening balance		150,000,000		150,000,000
Plan of Reorganization | New Term Loan | Predecessor
Chapter Eleven Reorganization [Line Item]
New credit facility, opening balance		150,000,000		$ 150,000,000
Plan of Reorganization | Backstop Parties
Chapter Eleven Reorganization [Line Item]
Gross proceeds from rights offering		50,031,000
Plan of Reorganization | Backstop Parties | Predecessor
Chapter Eleven Reorganization [Line Item]
Gross proceeds from rights offering		$ 50,000,000
Plan of Reorganization | Common Stock
Chapter Eleven Reorganization [Line Item]
Common stock shares issued | shares		44,982,142
Percentage of common stock outstanding on conversion of debt		90.00%
Plan of Reorganization | Common Stock | Predecessor
Chapter Eleven Reorganization [Line Item]
Common stock shares issued | shares		45,000,000
Percentage of common stock outstanding on conversion of debt		90.00%
Plan of Reorganization | Common Stock | Mr. Mark Fischer, Founder and Former Chief Executive Officer
Chapter Eleven Reorganization [Line Item]
Warrants issued for purchase of common stock | shares		140,023		140,023
Exercise price of warrants per share | $ / shares		$ 36.78		$ 36.78
Warrants expiry date		Jun. 30, 2018
Plan of Reorganization | Common Stock | Mr. Mark Fischer, Founder and Former Chief Executive Officer | Predecessor
Chapter Eleven Reorganization [Line Item]
Warrants issued for purchase of common stock | shares		140,023		140,023
Exercise price of warrants per share | $ / shares		$ 36.78		$ 36.78
Warrants expiry date		Jun. 30, 2018
Plan of Reorganization | Common Stock | Management Incentive Plan
Chapter Eleven Reorganization [Line Item]
Additional shares authorized for issuance		7.00%
Plan of Reorganization | Common Stock | Management Incentive Plan | Predecessor
Chapter Eleven Reorganization [Line Item]
Additional shares authorized for issuance		7.00%
Plan of Reorganization | Common Stock | Backstop Parties
Chapter Eleven Reorganization [Line Item]
Percentage of rights issued on common stock outstanding		9.00%
Percentage of outstanding stock received as fee		1.00%
Plan of Reorganization | Common Stock | Backstop Parties | Predecessor
Chapter Eleven Reorganization [Line Item]
Percentage of rights issued on common stock outstanding		9.00%
Percentage of outstanding stock received as fee		1.00%
Chaparral Energy Inc and Subsidiaries
Chapter Eleven Reorganization [Line Item]
Date of bankruptcy petition filed			May 09, 2016
Place of bankruptcy petition filed			United States Bankruptcy Court for the District of Delaware
Reorganization plan confirmation date			Mar. 10, 2017
Reorganization plan effective date			Mar. 21, 2017
Chaparral Energy Inc and Subsidiaries | Predecessor
Chapter Eleven Reorganization [Line Item]
Date of bankruptcy petition filed						May 09, 2016
Place of bankruptcy petition filed						United States Bankruptcy Court for the District of Delaware
Reorganization plan confirmation date						Mar. 10, 2017
Reorganization plan effective date						Mar. 21, 2017